Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	¥ 2,765,275		¥ 3,355,083
Total gains (losses) for the period included in earnings, Assets	99,699		(6,436)
Total gains (losses) for the period included in other comprehensive income, Assets	10,675		238
Purchases, Assets	752,094		924,656
Issues, Assets	(2,775)		(2,894)
Sales, Assets	(380,471)		(483,897)
Settlements, Assets	(614,805)		(1,112,086)
Transfer into Level 3, Assets	192,404	[1]	402,196	[1]
Transfer out of Level 3, Assets	(1,706,109)	[1]	(311,585)	[1]
Level 3 assets, Ending balance	1,115,987		2,765,275
Change in unrealized gains (losses) included in earnings for assets still held at period end	77,361		(32,563)
Level 3 liabilities, Beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(74,957)		(42,231)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(20,590)		6,864
Purchases, Liabilities	239
Issues, Liabilities	2,432		6,220
Sales, Liabilities
Settlements, Liabilities	(20,907)		(17,450)
Transfer into Level 3, Liabilities	1,181	[1]	1,640	[1]
Transfer out of Level 3, Liabilities	(96)	[1]	(424)	[1]
Level 3 liabilities, Ending balance	121,932		43,536
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(61,188)		(34,071)
Trading securities, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	223,938
Securities available for sale, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	1,209,272
Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(74,957)	[2]	(42,231)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	(20,590)		6,864
Purchases, Liabilities	239
Issues, Liabilities	2,432		6,220
Sales, Liabilities
Settlements, Liabilities	(20,907)		(17,450)
Transfer into Level 3, Liabilities	1,181	[1]	1,640	[1]
Transfer out of Level 3, Liabilities	(96)	[1]	(424)	[1]
Level 3 liabilities, Ending balance	121,932		43,536
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(61,188)	[2]	(34,071)	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,076,657	[3]	1,137,411	[3]
Total gains (losses) for the period included in earnings, Assets	77,239	[3],[4]	12,230	[3],[4]
Purchases, Assets	518,698	[3]	651,440	[3]
Sales, Assets	(360,580)	[3]	(439,127)	[3]
Settlements, Assets	(378,767)	[3]	(362,779)	[3]
Transfer into Level 3, Assets	49,521	[1],[3]	138,929	[1],[3]
Transfer out of Level 3, Assets	(351,655)	[1],[3]	(61,447)	[1],[3]
Level 3 assets, Ending balance	631,113	[3]	1,076,657	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	64,764	[3],[4]	7,412	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	149,731		115,557
Total gains (losses) for the period included in earnings, Assets	19,142		10,062
Purchases, Assets	179,907		180,506
Sales, Assets	(205,581)		(143,431)
Settlements, Assets	(24,043)		(38,654)
Transfer into Level 3, Assets	23,202	[1]	25,691	[1]
Transfer out of Level 3, Assets	(46,103)	[1]
Level 3 assets, Ending balance	96,255		149,731
Change in unrealized gains (losses) included in earnings for assets still held at period end	11,831		3,385
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	501,895		554,364
Total gains (losses) for the period included in earnings, Assets	3,354		4,595
Purchases, Assets	55,147		182,004
Sales, Assets	(2,089)		(72,379)
Settlements, Assets	(223,088)		(224,908)
Transfer into Level 3, Assets	26,315	[1],[5]	113,206	[1],[5]
Transfer out of Level 3, Assets	(284,445)	[1],[5],[6]	(54,987)	[1],[5]
Level 3 assets, Ending balance	77,089		501,895
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,206		3,526
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	10,124		53,688
Total gains (losses) for the period included in earnings, Assets	1,677		(2,041)
Purchases, Assets	12,050		30,362
Sales, Assets	(12,042)		(65,705)
Settlements, Assets	(1,928)		(6,180)
Level 3 assets, Ending balance	9,881		10,124
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,599		(44)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			39,076
Total gains (losses) for the period included in earnings, Assets			(2,412)
Purchases, Assets			3,590
Sales, Assets			(37,502)
Settlements, Assets			(2,752)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	395,198		353,835
Total gains (losses) for the period included in earnings, Assets	44,365		(499)
Purchases, Assets	239,598		254,096
Sales, Assets	(132,275)		(116,052)
Settlements, Assets	(129,708)		(89,722)
Transfer out of Level 3, Assets	(21,107)	[1]	(6,460)	[1]
Level 3 assets, Ending balance	396,071		395,198
Change in unrealized gains (losses) included in earnings for assets still held at period end	41,748		(260)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets	4,358
Purchases, Assets	25,168
Level 3 assets, Ending balance	29,526
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,358
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	19,709		20,891
Total gains (losses) for the period included in earnings, Assets	4,343		2,525
Purchases, Assets	6,828		882
Sales, Assets	(8,593)		(4,058)
Settlements, Assets			(563)
Transfer into Level 3, Assets	4	[1]	32	[1]
Level 3 assets, Ending balance	22,291		19,709
Change in unrealized gains (losses) included in earnings for assets still held at period end	22		805
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(27,458)		(36,851)
Total gains (losses) for the period included in earnings, Assets	20,344	[4]	(19,907)	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	(5,408)		2,305
Purchases, Assets	1,379		293
Issues, Assets	(2,775)		(2,894)
Settlements, Assets	(24,964)		(25,587)
Transfer into Level 3, Assets	29,392	[1]	69,757	[1]
Transfer out of Level 3, Assets	(10,976)	[1]	(14,574)	[1]
Level 3 assets, Ending balance	(20,466)		(27,458)
Change in unrealized gains (losses) included in earnings for assets still held at period end	17,466	[4]	(27,094)	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(44,904)		(59,958)
Total gains (losses) for the period included in earnings, Assets	42,457		16,410
Total gains (losses) for the period included in other comprehensive income, Assets	233		(92)
Purchases, Assets	2
Issues, Assets	(4)		(22)
Settlements, Assets	(8,468)		(7,110)
Transfer into Level 3, Assets	8,431	[1]	6,692	[1]
Transfer out of Level 3, Assets	3	[1]	(824)	[1]
Level 3 assets, Ending balance	(2,250)		(44,904)
Change in unrealized gains (losses) included in earnings for assets still held at period end	38,552		12,483
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	23,907		32,911
Total gains (losses) for the period included in earnings, Assets	(28,164)		(42,595)
Total gains (losses) for the period included in other comprehensive income, Assets	(5,517)		2,372
Purchases, Assets	448		278
Issues, Assets	(1,852)		(2,850)
Settlements, Assets	(16,150)		(17,335)
Transfer into Level 3, Assets	21,644	[1]	64,141	[1]
Transfer out of Level 3, Assets	(11,122)	[1]	(13,015)	[1]
Level 3 assets, Ending balance	(16,806)		23,907
Change in unrealized gains (losses) included in earnings for assets still held at period end	(27,532)		(43,490)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(7,019)		(10,481)
Total gains (losses) for the period included in earnings, Assets	9,275		6,030
Total gains (losses) for the period included in other comprehensive income, Assets	10		33
Purchases, Assets	444
Issues, Assets	(434)		(5)
Settlements, Assets	(833)		(1,260)
Transfer into Level 3, Assets	(62)	[1]	(1,336)	[1]
Level 3 assets, Ending balance	1,381		(7,019)
Change in unrealized gains (losses) included in earnings for assets still held at period end	9,449		4,502
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	162		979
Total gains (losses) for the period included in earnings, Assets	(438)		(131)
Total gains (losses) for the period included in other comprehensive income, Assets	(19)
Purchases, Assets	485		15
Issues, Assets	(485)		(17)
Settlements, Assets	(52)		(31)
Transfer into Level 3, Assets	(600)	[1]	82	[1]
Transfer out of Level 3, Assets	143	[1]	(735)	[1]
Level 3 assets, Ending balance	(804)		162
Change in unrealized gains (losses) included in earnings for assets still held at period end	(140)		(149)
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	396		(302)
Total gains (losses) for the period included in earnings, Assets	(2,786)		379
Total gains (losses) for the period included in other comprehensive income, Assets	(115)		(8)
Settlements, Assets	539		149
Transfer into Level 3, Assets	(21)	[1]	178	[1]
Level 3 assets, Ending balance	(1,987)		396
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,863)		(440)
Investment Securities, Securities Available For Sales [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,673,387		2,203,312
Total gains (losses) for the period included in earnings, Assets	3,218	[7]	4,491	[7]
Total gains (losses) for the period included in other comprehensive income, Assets	16,083		(1,999)
Purchases, Assets	230,505		268,123
Sales, Assets	(14,809)		(39,480)
Settlements, Assets	(211,058)		(723,693)
Transfer into Level 3, Assets	113,491	[1]	193,510	[1]
Transfer out of Level 3, Assets	(1,338,690)	[1]	(230,877)	[1]
Level 3 assets, Ending balance	472,127		1,673,387
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,380)	[7]	(9,983)	[7]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			1,054
Total gains (losses) for the period included in earnings, Assets			3
Total gains (losses) for the period included in other comprehensive income, Assets			(2)
Settlements, Assets			(1,055)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	130,720		130,409
Total gains (losses) for the period included in earnings, Assets			(229)
Total gains (losses) for the period included in other comprehensive income, Assets	2,582		2,258
Purchases, Assets	23,158		3,660
Sales, Assets	(31)		(92)
Settlements, Assets	(7,707)		(5,286)
Level 3 assets, Ending balance	148,722		130,720
Change in unrealized gains (losses) included in earnings for assets still held at period end			(65)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,460,489		2,007,972
Total gains (losses) for the period included in earnings, Assets	1,629		4,984
Total gains (losses) for the period included in other comprehensive income, Assets	(1,855)		(2,421)
Purchases, Assets	11,465		185,960
Sales, Assets	(12,843)		(39,120)
Settlements, Assets	(140,840)		(659,580)
Transfer into Level 3, Assets	113,491	[1],[5]	193,510	[1],[5]
Transfer out of Level 3, Assets	(1,338,690)	[1],[5],[6]	(230,816)	[1],[5]
Level 3 assets, Ending balance	92,846		1,460,489
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,370)		(9,732)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	22,351		23,783
Total gains (losses) for the period included in earnings, Assets	(27)		(24)
Total gains (losses) for the period included in other comprehensive income, Assets	100		66
Purchases, Assets	4,500		3,000
Sales, Assets			(206)
Settlements, Assets	(5,432)		(4,268)
Level 3 assets, Ending balance	21,492		22,351
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(2)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	3,802		8,147
Total gains (losses) for the period included in earnings, Assets	1,090		127
Total gains (losses) for the period included in other comprehensive income, Assets	(126)		343
Sales, Assets	(1,855)
Settlements, Assets	(2,872)		(4,815)
Level 3 assets, Ending balance	39		3,802
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	54,947		30,792
Total gains (losses) for the period included in earnings, Assets	606		(374)
Total gains (losses) for the period included in other comprehensive income, Assets	8,400		(2,249)
Purchases, Assets	85,469		75,467
Settlements, Assets	(47,172)		(48,689)
Level 3 assets, Ending balance	102,250		54,947
Change in unrealized gains (losses) included in earnings for assets still held at period end	30		(191)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	964		960
Total gains (losses) for the period included in earnings, Assets	(84)		4
Total gains (losses) for the period included in other comprehensive income, Assets	6,980
Purchases, Assets	105,889
Settlements, Assets	(7,035)
Level 3 assets, Ending balance	106,714		964
Change in unrealized gains (losses) included in earnings for assets still held at period end	(43)		7
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	114		195
Total gains (losses) for the period included in earnings, Assets	4
Total gains (losses) for the period included in other comprehensive income, Assets	2		6
Purchases, Assets	24		36
Sales, Assets	(80)		(62)
Transfer out of Level 3, Assets			(61)	[1]
Level 3 assets, Ending balance	64		114
Change in unrealized gains (losses) included in earnings for assets still held at period end	4
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	32,321		35,908
Total gains (losses) for the period included in earnings, Assets	(505)	[2]	(1,897)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets			(68)
Purchases, Assets	875		4,102
Sales, Assets	(3,092)		(5,289)
Settlements, Assets	(16)		(16)
Transfer out of Level 3, Assets	(4,788)	[1]	(419)	[1]
Level 3 assets, Ending balance	24,795		32,321
Change in unrealized gains (losses) included in earnings for assets still held at period end	(618)	[2]	(1,537)	[2]
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	10,368		15,303
Total gains (losses) for the period included in earnings, Assets	(597)	[2]	(1,353)	[2]
Purchases, Assets	637		698
Sales, Assets	(1,990)		(1)
Settlements, Assets			(11)
Transfer out of Level 3, Assets			(4,268)	[1]
Level 3 assets, Ending balance	8,418		10,368
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 129	[2]	¥ (1,361)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits-net and in Foreign exchange gains (losses)-net.
[5]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.
[7]	Included in Investment securities gains-net.